OTHER ASSETS AND OTHER LIABILITIES, Information Related to Balance of Margins and Accounts Payable (Details) - PEN (S/) S/ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts payable [Abstract]
Accounts payable to suppliers	S/ 434.6	S/ 208.4
Accounts payables to client investors in stock exchange	322.7
Accounts payable to policyholders	114.6	108.1
Accounts payable to intermediaries	101.1	90.0
Accounts payable for premiums to the Deposit Insurance Fund	57.7	52.7
Accounts payable for purchase of deferred foreign currency	22.3	101.6
Interbank operations to be settled with the BCRP	S/ 6.0	8.8
Liquidation Funds of Financiera TFC		12.0
Accounts payable to an associate		S/ 7.4